UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-21910

 Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson,
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:   (630) 505-3700

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2011 – February 29, 2012

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

February 29, 2012 (Unaudited)

GUGGENHEIM FUNDS
SEMIANNUAL REPORT

ABCS	Guggenheim ABC High Dividend ETF
FAA	Guggenheim Airline ETF
YAO	Guggenheim China All-Cap ETF
CQQQ	Guggenheim China Technology ETF
TAN	Guggenheim Solar ETF
CGW	Guggenheim S&P Global Water Index ETF

WWW.GUGGENHEIMFUNDS.COM

... YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents
Dear Shareholder	3
Economic and Market Overview	4
Management Discussion of Fund Performance	6
Fund Summary & Performance	13
Overview of Fund Expenses	19
Portfolio of Investments	21
Statement of Assets and Liabilities	30
Statement of Operations	32
Statement of Changes in Net Assets	34
Financial Highlights	36
Notes to Financial Statements	42
Supplemental Information	48
Trust Information	51
About the Trust Adviser	Back Cover

February 29, 2012

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for six of our exchange-traded funds (“ETFs” or “Funds”). The Investment Adviser is now a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm. In September 2011, Guggenheim announced plans to combine its asset management capabilities under a single brand, Guggenheim Investments. This change marks an alignment of several complementary acquisitions into Guggenheim’s existing investment management business. Guggenheim Investments offers clients investment competencies across all major asset classes, including fixed income, equities and alternatives.

This report covers performance of the following Funds for the semiannual period ended February 29, 2012, with the name of each Fund followed by its NYSE Arca ticker symbol:

•	Guggenheim ABC High Dividend ETF (ABCS)

•	Guggenheim Airline ETF (FAA)

•	Guggenheim China All-Cap ETF (YAO)

•	Guggenheim China Technology ETF (CQQQ)

•	Guggenheim Solar ETF (TAN)

•	Guggenheim S&P Global Water Index ETF (CGW)

To learn more about economic and market conditions over the six months ended February 2012 and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Kevin M. Robinson
Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2

March 31, 2012

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW	February 29, 2012

Recent reports indicate that the United States has entered a period of self-sustaining economic expansion, driven primarily by the aggressively accommodative policies of the U.S. Federal Reserve (the “Fed”). The U.S. has become the economic locomotive of the global economy, and that is why the Fed is unlikely to end its program of monetary stimulus any time soon. They understand that U.S. growth is necessary to reduce domestic unemployment and to provide support to the struggling economies in Europe and Asia. The world economy faces several challenges, including the European debt crisis, a slowdown in emerging markets, and a potential hard landing in China.

In the U.S., one of the most encouraging signs is the better tone of the labor market data. Not only has employment strengthened, but people's perceptions of labor market conditions, evident in surveys as well as actions, suggest the labor market may finally be providing the critical foundation for stronger, more sustainable economic growth. While the U.S. economy is unlikely to demonstrate the above-trend growth that characterized past recoveries from deep recessions, the modest pace of growth experienced over the last two years is likely to persist.

In late February, the U.S. Department of Commerce reported real growth in gross domestic product (“GDP”) at an annual rate of 3.0% for the fourth quarter of 2011, up from 1.8% in the third quarter of the year. Sales of computers and motor vehicles were important factors in growth for the quarter. For the full year 2011, real GDP expanded 1.7%, and the price index for gross domestic purchases increased 2.5%. The announcement included a statement that growth in the fourth quarter reflected an upturn in private inventory investment and accelerations in personal consumption expenditures and residential fixed investment, partially offset by decreases in government spending at the federal, state and local levels.

Beginning in October 2011, the U.S. stock market moved up fairly consistently, ending February 2012 at the highest level reached since mid-year 2008, before the financial crisis began. (All returns cited are for the six-month period ended February 29, 2012) The Standard & Poor’s 500 Index (the “S&P 500”), which is generally regarded as an indicator of the broad U.S. stock market, returned 13.31%. Most foreign equity markets had positive returns but were not as strong as the U.S. equity market: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 4.13%. The return of the MSCI Emerging Market Index, which measures stock market performance in global emerging markets, was 5.27%.

In the U.S. bond market, lower-rated bonds performed better than higher quality issues, as investors in search of yield became more comfortable with credit risk. The return of the Barclays Capital U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, returned 2.73%, while the return of the Barclays Capital U.S. Corporate High Bond Yield Index was 9.38%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays Capital 1–3 Month U.S. Treasury Bill Index was 0.01%.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

February 29, 2012

Index Definitions

All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S.Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays Capital U.S. Corporate High Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays Capital U.S. Treasury Bill Index 1-3 Month tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Dow Jones World Utilities Index consists of companies that provide electrical, water and natural gas utilities. The index is quoted in U.S. dollars.

The MSCI All-Country World Ex-U.S. Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market countries, excluding the U.S.

The MSCI China index is a capitalization-weighted index that monitors the performance of stocks from the country of China.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors

Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE	February 29, 2012

ABCS Guggenheim ABC High Dividend ETF

Fund Overview

The Guggenheim ABC High Dividend ETF, NYSE Arca ticker: ABCS (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon ABC Index (the “Index”).

The Index is a rules-based index comprised of approximately 30 securities, including common stocks and U.S. exchange-listed American depositary receipts (“ADRs”) of companies from Australia and Brazil and locally-listed companies in Australia and Canada, as defined by The Bank of New York Corporation. The depositary receipts included in the Index are sponsored. The Index constituent selection process selects the top ten stocks or ADRs with the highest yield from each country.

The Fund will invest at least 80% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 6.16%, which included an increase in market price over the period to $23.39 as of February 29, 2012, from $22.72 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 5.64%, which included an increase in NAV over the period to $23.26 as of February 29, 2012, from $22.70 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and international market comparison purposes, the Index returned 5.86% and the MSCI All Country World Ex-US Index returned 3.54% for the six-month period ended February 29, 2012.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following distributions per share were paid during the six-month period ended February 29, 2012:

Payable Date	Amount
September 30, 2011	$0.3810
December 30, 2011	$0.1900

Performance Attribution

For the six-month period ended February 29, 2012, the utilities sector contributed most significantly to the Fund’s return, followed by the basic materials and energy sectors. The communications sector detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Ultrapar Participacoes SA, a Brazilian holding company involved in fuel distribution, chemicals and logistics; Cia Energetica de Minas Gerais, a Brazilian holding company engaged in the generation, transmission and distribution of electricity; and PetroBakken Energy Ltd., a Canadian oil and gas exploration and production company (7.0%, 6.9% and 2.7%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Yellow Media Inc., a Canadian producer of yellow pages and other marketing services (not held in the Fund’s portfolio at period end); Chorus Aviation Inc., a provider of airline service in Canada (not held in the Fund’s portfolio at period end); and Tele Norte Leste Participacoes SA, a Brazilian telecommunication company (3.5% of the Fund’s long-term investments at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

FAA Guggenheim Airline ETF

Fund Overview

The Guggenheim Airline ETF, NYSE Arca ticker: FAA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the NYSE Arca Global Airline Index (the “Index”).

The Index is a modified equal-dollar weighted index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry and listed on developed and emerging global market exchanges. Archipelago Holdings Inc., an affiliate of NYSE Euronext, Inc., defines “developed markets” as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 4.03%, which included an increase in market price over the period to $29.34 as of February 29, 2012, from $28.53 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 4.03%, which included an increase in NAV over the period to $29.31 as of February 29, 2012, from $28.50 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad global market comparison purposes, the Index returned 5.13% and the MSCI World Index returned 8.27% for the same period.

The Fund made an annual income distribution of $0.3050 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution

All of the Fund’s holdings are classified in the consumer cyclical sector, which had a positive return, contributing to the Fund’s return for the six-month period ended February 29, 2012. Positions that contributed most significantly to return included Delta Air Lines, Inc., which provides scheduled air transportation for passengers and cargo throughout the U.S. and around the world; United Continental Holdings, Inc., a holding company whose principal subsidiaries are United Air Lines, Inc. and Continental Airlines, Inc.; and US Airways Group, Inc., which provides airline service under names including US Airways, Piedmont and PSA Airlines from hubs in Charlotte, Philadelphia and Phoenix (15.1%, 14.9% and 3.2%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included AMR Corp., parent of American Airlines, which provides airline service in North America, the Caribbean, Latin America, Europe and Asia (not held in the Fund’s portfolio at period end); SAS AB, the flag airline carrier of Denmark, Norway and Sweden, and the largest airline in Scandinavia; and Deutsche Lufthansa AG, a European aviation company with global operations and a total of more than 400 subsidiaries and associated companies (1.4% and 4.4%, respectively, of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

YAO Guggenheim China All-Cap ETF

Fund Overview

The Guggenheim China All-Cap ETF, NYSE Arca ticker: YAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China All-Cap Index (the “Index”).

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by Standard & Poor’s. The Index includes equity securities of companies of all capitalizations, as defined by AlphaShares, subject to certain minimum capitalization requirements. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 3.86%, which included an increase in market price over the period to $25.35 as of February 29, 2012, from $25.07 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 4.79%, which included an increase in NAV over the period to $25.55 as of February 29, 2012, from $25.04 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and Chinese market comparison purposes, the Index returned 5.13% and the MSCI China Index returned 6.11% for the same period.

The Fund made an annual income distribution of $0.5800 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution

For the six-month period ended February 29, 2012, the financial sector made the strongest contribution to the Fund’s return, followed by the energy sector. The communications sector detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included PetroChina Co. Ltd., which produces and sells oil and gas in the People’s Republic of China; CNOOC Ltd., an investment holding company engaged in the exploration, development, production and sale of crude oil and natural gas and other petroleum products from offshore fields in Asia; and China Life Insurance Co. Ltd., an insurance company based in Beijing (4.8%, 5.2% and 3.5%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Baidu, Inc., a Chinese-language Internet search provider; SINA Corp., an online media company that offers services in the People’s Republic of China and global Chinese communities; and Ctrip.com International, Ltd., a travel service provider for hotel accommodations, airline tickets and packaged tours in China (4.7%, 0.7% and 0.6%, respectively, of the Fund’s long-term investments at period end).

8 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

CQQQ Guggenheim China Technology ETF

Fund Overview

The Guggenheim China Technology ETF, NYSE Arca ticker: CQQQ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Technology Index (the “Index”).

The Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong or Macau, are in the Information Technology Sector, as defined by Standard & Poor’s (“S&P”) Global Industry Classification Standard, and are open to foreign investment. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by S&P. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to certain minimum float-adjusted capitalization requirements.)

The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. or NASDAQ Stock Market. The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index).

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of -1.57%, which included a decrease in market price over the period to $24.49 as of February 29, 2012, from $25.57 as of August 31, 2011. On an NAV basis, the Fund generated a total return of -0.08%, which included a decrease in NAV over the period to $24.74 as of February 29, 2012, from $25.44 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad Chinese market comparison purposes, the Index returned -0.16% and the MSCI China Index returned 6.11% for the same period.

The Fund made an annual distribution of $0.5650 per share on December 31, 2011, to shareholders of record on December 28, 2011.

Performance Attribution

For the six-month period ended February 29, 2012, the energy sector contributed most significantly to the Fund’s return; the communications sector detracted most. Positions that contributed most significantly to the Fund’s return included Alibaba.com Ltd., a provider of software, technology and other services to the online business-to-business marketplace; Lenovo Group Ltd., a Hong Kong-based manufacturer and marketer of computers and other technology products and services; and GCL-Poly Energy Holdings Ltd., a Hong Kong company that manufactures of polysilicon and wafers for the solar industry and operates power plants (6.2%, 7.7% and 4.4%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included SINA Corp., an online media company; Sohu.com, Inc., a Chinese online media, search, gaming, community and mobile service group; and Baidu, Inc., a Chinese-language Internet search provider (8.3%, 3.6% and 9.8%, respectively, of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

TAN Guggenheim Solar ETF

Fund Overview

The Guggenheim Solar ETF, NYSE Arca ticker: TAN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the MAC Global Solar Energy Index (the “Index”).

The Index is comprised of approximately 35 securities selected based on the relative importance of solar power within the company’s business model, as determined by MAC Indexing LLC (the “Index Provider”). As of February 29, 2012, the market capitalization of securities included in the Index ranged from approximately $26 million to $5.3 billion. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end-users; companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers; companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (as defined in the Fund prospectus under “Index Methodology”) from solar power system sales, distribution, installation, integration or financing; and companies that specialize in selling electricity derived from solar power. The Index is generally comprised of equity securities, including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), traded in developed markets, as defined by the Index Provider. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The Fund will invest at least 90% of its total assets in common stock, ADRs and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index).

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. On February 15, 2012, the Fund executed a 1-for-10 reverse split of the shares with the number of shares outstanding declining by a factor of 10 and the market price of the Fund’s shares increasing by a factor of 10. The total market value of the positions held by shareholders was not affected by the reverse split. Share prices cited have been adjusted to reflect this split. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of -42.53%, which included a decrease in market price over the period to $28.91 as of February 29, 2012, from $54.60 as of August 31, 2011. On an NAV basis, the Fund generated a total return of -42.37%, which included a decrease in NAV over the period to $29.17 as of February 29, 2012, from $54.90 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad international market comparison purposes, the Index returned -44.25% and the MSCI World Index returned 8.27% for the same period.

The Fund made an annual income distribution of $2.110 per share on December 30, 2011, to shareholders of record on December 28, 2011. (The distribution amount has been adjusted to reflect the reverse stock split described above.)

Performance Attribution

The Fund’s holdings are in the basic materials, energy, industrial and technology sectors, all of which had negative returns for the six-month period ended February 29, 2012, detracting from the Fund’s return. The technology sector detracted most and the basic materials sector detracted least.

Positions that contributed to the Fund’s return included LDK Solar Co. Ltd., a vertically integrated manufacturer of photovoltaic products headquartered in China, and Conergy AG, a German manufacturer of products for solar power generation (4.3% and 1.7%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included First Solar, Inc., a U.S.-based producer of solar modules and photovoltaic solar power systems; Meyer Burger Technology AG, a Swiss company that provides systems and production lines for photovoltaics in the solar industry; and Renewable Energy Corp. ASA, a solar power company with headquarters in Norway (9.3%, 6.4% and 3.6%, respectively, of the Fund’s long-term investments at period end).

10 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

CGW Guggenheim S&P Global Water Index ETF

Fund Overview

The Guggenheim S&P Global Water Index ETF, NYSE Arca ticker: CGW (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Water Index (the “Index”).

The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor’s (“S&P”), generally defines “developed markets” as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. The universe of companies includes all companies classified by S&P Global Industry Classifications as being associated (in a manner representing a major component of such companies’ business) with the global demand for water, including water utilities, infrastructure, equipment, instruments and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P.

The Fund will invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 5.21%, which included an increase in market price over the period to $20.58 as of February 29, 2012, from $19.99 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 5.55%, which included an increase in NAV over the period to $20.72 as of February 29, 2012, from $20.06 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index, broad global market and global utilities market comparison purposes, the Index returned 5.98%, the MSCI World Index returned 8.27%, and the Dow Jones World Utilities Index returned 0.04% for the same period.

The Fund made an annual income distribution of $0.4110 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution

For the six-month period ended February 29, 2012, all sectors in which the Fund was invested had positive returns, contributing to the Fund’s return. The industrial sector contributed most significantly to the Fund’s return, and the basic materials contributed least to the Fund’s return. Positions that contributed most significantly to the Fund’s return included Cia de Saneamento Basico do Estado de Sao Paulo, which provides water and sewage services to in the State of Sao Paulo, Brazil; American Water Works Co., Inc., a water and wastewater utility company that provides services to 16 million people in 35 states and two Canadian provinces; and Danaher Corp., which manufactures water quality analysis systems and other professional, medical, industrial, commercial and consumer products (4.9%, 6.8% and 5.8%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Veolia Environnement SA, a French provider of environmental management services (3.8% of the Fund’s long-term investments at period end); Suez Environnement Co., a French provider of water and waste removal services (2.4% of the Fund’s long-term investments at period end); and ITT Corp., a global company that engineers and manufactures pumps, water treatments systems and other industrial products (not held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 11

February 29, 2012

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk: An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk: The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk: A Fund’s investments in non-U.S. issuers, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk: If an Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Micro-, Small and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

Replication Management Risk: The Funds are not “actively” managed. Therefore, it would not necessarily sell a security because the stock’s issuer was in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk: A Fund’s return may not match the return of such Fund’s Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Funds may not be fully invested at times. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk: Non-diversified Funds can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

China Investment Risk (YAO and CQQQ): Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. See prospectus for more information.

The Guggenheim ABC High Dividend ETF is also subject to risks of investing in Australia and Canada include commodity exposure risk, geographic risk and trading partners risk. Commodity exposure risk is exposure related to any negative changes in the agricultural or mining industries which could therefore have an adverse impact on the Australian or Canadian economy, as applicable. Geographic risk is the risk that a natural disaster could occur in Australia or Canada, as applicable. Trading partners risk is due to the Australian or Canadian economy, as applicable, being heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited)	February 29, 2012

ABCS Guggenheim ABC High Dividend ETF

Fund Statistics
Share Price	$23.39
Net Asset Value	$23.26
Premium/Discount to NAV	0.56%
Net Assets ($000)	$8,142

Total Returns
(Inception 6/8/11)	Six Month	Since Inception
Guggenheim ABC High
Dividend ETF
NAV	5.64%	-4.12%
Market	6.16%	-3.56%
The BNY Mellon ABC Index	5.86%	-3.77%
MSCI All Country World
Ex-US Index	3.54%	-6.44%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Basic Materials	21.9%
Utilities	20.5%
Financial	14.6%
Communications	13.8%
Consumer, Cyclical	13.8%
Energy	12.1%
Consumer, Non-cyclical	2.5%
Total Common and Preferred Stocks	99.2%
Investments of Collateral for Securities Loaned	16.4%
Total Investments	115.6%
Liabilities in excess of Other Assets	-15.6%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
Brazil	46.5%
Australia	30.5%
Canada	23.0%

% of Long-Term
Currency Denomination	Investments
United States Dollar	46.5%
Australian Dollar	30.5%
Canadian Dollar	23.0%

% of Long-Term
Top Ten Holdings	Investments
QBE Insurance Group Ltd.	7.1%
Ultrapar Participacoes SA	7.0%
Cia Energetica de Minas Gerais	6.9%
Cia Siderurgica Nacional SA	6.4%
Telefonica Brasil SA	6.4%
Banco Santander Brasil SA	5.6%
Enerplus Corp.	4.1%
Tatts Group Ltd.	3.8%
Tele Norte Leste Participacoes SA	3.5%
CPFL Energia SA	3.1%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

FAA	Guggenheim Airline ETF

Fund Statistics
Share Price		$29.34
Net Asset Value		$29.31
Premium/Discount to NAV		0.10%
Net Assets ($000)		$14,653

Total Returns
				Since
	Six	One	Three Year	Inception
(Inception 1/26/09)	Month	Year	(Annualized)	(Annualized)
Guggenheim
Airline ETF
NAV	4.03%	-19.80%	21.68%	7.04%
Market	4.03%	-19.58%	21.77%	7.08%
NYSE Arca Global
Airline Index	5.13%	-18.39%	23.49%	7.94%
MSCI World Index	8.27%	-1.70%	22.64%	18.30%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.04 per share for share price returns or initial net asset value (NAV) of $24.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.99%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.37%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	100.0%
Total Common Stocks	100.0%
Investments of Collateral for Securities Loaned	5.6%
Total Investments	105.6%
Liabilities in excess of Other Assets	-5.6%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	70.3%
South Korea	4.4%
Japan	4.4%
Germany	4.4%
Canada	1.6%
Hong Kong	1.5%
Australia	1.5%
Spain	1.5%
Singapore	1.5%
Panama	1.5%
Brazil	1.5%
Ireland	1.5%
France	1.5%
United Kingdom	1.5%
Sweden	1.4%

% of Long-Term
Currency Denomination	Investments
United States Dollar	74.8%
Euro	5.8%
All other currencies	19.4%

% of Long-Term
Top Ten Holdings	Investments
Southwest Airlines Co.	15.2%
Delta Air Lines, Inc.	15.1%
United Continental Holdings, Inc.	14.9%
Korean Air Lines Co. Ltd.	4.4%
All Nippon Airways Co. Ltd.	4.4%
Deutsche Lufthansa AG	4.4%
JetBlue Airways Corp.	3.2%
US Airways Group, Inc.	3.2%
Republic Airways Holdings, Inc.	3.2%
Spirit Airlines, Inc.	3.2%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

YAO	Guggenheim China All-Cap ETF
Fund Statistics
Share Price		$25.35
Net Asset Value		$25.55
Premium/Discount to NAV		-0.78%
Net Assets ($000)		$61,326

Total Returns
			Since
	Six	One	Inception
(Inception 10/19/09)	Month	Year	(Annualized)
Guggenheim China
All-Cap ETF
NAV	4.79%	-1.88%	2.83%
Market	3.86%	-3.09%	2.50%
AlphaShares China
All-Cap Index	5.13%	-1.28%	3.62%
MSCI China Index	6.11%	-1.40%	1.37%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.82 per share for share price returns or initial net asset value (NAV) of $24.82 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	33.7%
Communications	19.4%
Energy	18.2%
Industrial	7.7%
Consumer, Cyclical	6.6%
Consumer, Non-cyclical	6.4%
Basic Materials	4.3%
Utilities	2.0%
Technology	0.9%
Diversified	0.6%
Total Common Stocks	99.8%
Investments of Collateral for Securities Loaned	8.6%
Total Investments	108.4%
Liabilities in excess of Other Assets	-8.4%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
China	99.4%
Singapore	0.6%

% of Long-Term
Currency Denomination	Investments
Hong Kong Dollar	91.0%
United States Dollar	8.4%
Singapore Dollar	0.6%

% of Long-Term
Top Ten Holdings	Investments
Industrial & Commercial Bank of China	5.2%
CNOOC Ltd.	5.2%
China Construction Bank Corp.	5.0%
PetroChina Co. Ltd.	4.8%
Baidu, Inc., ADR	4.7%
China Mobile Ltd.	4.7%
Tencent Holdings Ltd.	4.0%
Bank of China Ltd.	4.0%
China Life Insurance Co. Ltd.	3.5%
China Petroleum & Chemical Corp.	2.9%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

CQQQ Guggenheim China Technology ETF

Fund Statistics
Share Price	$24.49
Net Asset Value	$24.74
Premium/Discount to NAV	-1.01%
Net Assets ($000)	$25,982

Total Returns
			Since
	Six	One	Inception
(Inception 12/8/09)	Month	Year	(Annualized)
Guggenheim China
Technology ETF
NAV	-0.08%	-12.29%	0.86%
Market	-1.57%	-13.60%	0.41%
AlphaShares China
Technology Index	-0.16%	-12.36%	1.03%
MSCI China Index	6.11%	-1.40%	-0.83%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Communications	57.7%
Technology	16.9%
Industrial	11.0%
Energy	5.3%
Basic Materials	4.4%
Consumer, Cyclical	4.4%
Total Common Stocks	99.7%
Investments of Collateral for Securities Loaned	16.9%
Total Investments	116.6%
Liabilities in excess of Other Assets	-16.6%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
China	100.0%

% of Long-Term
Currency Denomination	Investments
Hong Kong Dollar	66.2%
United States Dollar	33.8%

% of Long-Term
Top Ten Holdings	Investments
Tencent Holdings Ltd.	10.7%
Baidu, Inc., ADR	9.8%
SINA Corp.	8.3%
Lenovo Group Ltd.	7.7%
Alibaba.com Ltd.	6.2%
NetEase.com, Inc., ADR	5.8%
Kingboard Chemical Holdings Ltd.	4.5%
GCL-Poly Energy Holdings Ltd.	4.4%
Digital China Holdings Ltd.	4.4%
AAC Technologies Holdings, Inc.	3.9%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

TAN	Guggenheim Solar ETF
Fund Statistics
Share Price*		$28.91
Net Asset Value*		$29.17
Premium/Discount to NAV		-0.89%
Net Assets ($000)		$86,570

Total Returns
				Since
	Six	One	Three Year	Inception
(Inception 4/15/08)	Month	Year	(Annualized)	(Annualized)
Guggenheim
Solar ETF
NAV	-42.37%	-61.51%	-16.05%	-41.34%
Market	-42.53%	-61.78%	-16.18%	-41.47%
MAC Global Solar
Energy Index	-44.25%	-63.37%	-17.25%	-41.47%
MSCI World Index	8.27%	-1.70%	22.64%	-0.65%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $251.30* per share for share price returns or initial net asset value (NAV) of $251.30* per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.88%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.05%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Technology	37.2%
Industrial	31.9%
Energy	29.4%
Basic Materials	0.8%
Total Common Stocks	99.3%
Investments of Collateral for Securities Loaned	46.6%
Total Investments	145.9%
Liabilities in excess of Other Assets	-45.9%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
Cayman Islands	39.8%
United States	30.8%
Germany	14.8%
Switzerland	6.4%
Norway	3.7%
British Virgin Islands	2.2%
Canada	1.6%
Spain	0.7%

% of Long-Term
Currency Denomination	Investments
United States Dollar	57.5%
Hong Kong Dollar	17.0%
Euro	15.5%
Swiss Franc	6.4%
Norwegian Krone	3.6%

% of Long-Term
Top Ten Holdings	Investments
GCL-Poly Energy Holdings Ltd.	13.8%
First Solar, Inc.	9.3%
GT Advanced Technologies, Inc.	7.6%
Meyer Burger Technology AG	6.4%
Trina Solar Ltd., ADR	4.8%
LDK Solar Co. Ltd., ADR	4.3%
SMA Solar Technology AG	4.1%
MEMC Electronic Materials, Inc.	4.0%
Suntech Power Holdings Co. Ltd., ADR	3.8%
Solarworld AG	3.8%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

* Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

CGW	Guggenheim S&P Global Water Index ETF
Fund Statistics
Share Price	$20.58
Net Asset Value	$20.72
Premium/Discount to NAV	-0.68%
Net Assets ($000)	$193,125

Total Returns
				Since
	Six	One	Three Year	Inception
(Inception 5/14/07)	Month	Year	(Annualized)	(Annualized)
Guggenheim S&P Global
Water Index ETF
NAV	5.55%	2.14%	23.01%	-0.80%
Market	5.21%	1.01%	23.19%	-0.94%
S&P Global
Water Index	5.98%	2.46%	23.44%	-0.15%
MSCI World Index	8.27%	-1.70%	22.64%	-2.11%
Dow Jones World
Utilities Index	0.04%	-8.58%	5.67%	-6.55%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.78 per share for share price returns or initial net asset value (NAV) of $24.78 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Industrial	54.1%
Utilities	44.2%
Basic Materials	1.2%
Total Common Stocks	99.5%
Investments of Collateral for Securities Loaned	2.9%
Total Investments	102.4%
Liabilities in excess of Other Assets	-2.4%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	38.2%
United Kingdom	20.9%
Switzerland	10.5%
France	6.2%
Brazil	4.9%
Japan	4.3%
Sweden	4.2%
Austria	2.4%
Finland	1.5%
China	1.4%
Bermuda	1.4%
Italy	1.3%
Singapore	1.2%
Spain	0.8%
Netherlands	0.8%

% of Long-Term
Currency Denomination	Investments
United States Dollar	43.1%
Pound Sterling	20.8%
Euro	13.0%
Swiss Franc	10.5%
Japanese Yen	4.3%
All other currencies	8.3%

% of Long-Term
Top Ten Holdings	Investments
Geberit AG	10.5%
United Utilities Group PLC	7.7%
Severn Trent PLC	7.0%
American Water Works Co., Inc.	6.8%
Danaher Corp.	5.8%
Xylem, Inc.	5.7%
Cia de Saneamento Basico do Estado de Sao Paulo	4.9%
Pennon Group PLC	4.8%
ALFA Laval AB	4.2%
Veolia Environnement SA	3.8%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	February 29, 2012

As a shareholder of Guggenheim ABC High Dividend ETF; Guggenheim Airline ETF; Guggenheim China All-Cap ETF; Guggenheim China Technology ETF; Guggenheim Solar ETF; and Guggenheim S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2012.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	9/1/11	2/29/12	2/29/12	9/1/11 - 2/29/12
Guggenheim ABC High Dividend ETF
Actual	$ 1,000.00	$ 1,056.42	0.65%	$ 3.32
Hypothetical	1,000.00	1,021.63	0.65%	3.27
(5% annual return before expenses)
Guggenheim Airline ETF2
Actual	1,000.00	1,040.30	0.70%	3.55
Hypothetical	1,000.00	1,021.38	0.70%	3.52
(5% annual return before expenses)
Guggenheim China All-Cap ETF
Actual	1,000.00	1,047.86	0.70%	3.56
Hypothetical	1,000.00	1,021.38	0.70%	3.52
(5% annual return before expenses)
Guggenheim China Technology ETF
Actual	1,000.00	999.17	0.70%	3.48
Hypothetical	1,000.00	1,021.38	0.70%	3.52
(5% annual return before expenses)
Guggenheim Solar ETF2
Actual	1,000.00	576.34	0.70%	2.74
Hypothetical	1,000.00	1,021.38	0.70%	3.52
(5% annual return before expenses)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

OVERVIEW OF FUND EXPENSES (Unaudited) continued	February 29, 2012

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	9/1/11	2/29/12	2/29/12	9/1/11 - 2/29/12
Guggenheim S&P Global Water Index ETF2
Actual	$ 1,000.00	1,055.48	0.70%	3.58
Hypothetical	1,000.00	1,021.38	0.70%	3.52
(5% annual return before expenses)

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 29, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying that result by 182/366.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	February 29, 2012

ABCS Guggenheim ABC High Dividend ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.2%
	Common Stocks - 77.1%
	Australia - 30.2%
109,688	APN News & Media Ltd.	$ 107,254
66,541	David Jones Ltd.	194,114
121,644	DUET Group	233,946
278,957	Goodman Fielder Ltd.	198,923
175,447	OneSteel Ltd.	200,935
45,360	QBE Insurance Group Ltd.	570,957
50,864	Seven West Media Ltd.	218,175
182,557	SP AusNet	196,258
79,198	TABCORP Holdings Ltd.(a)	233,605
119,056	Tatts Group Ltd.	306,149
		2,460,316
	Brazil - 24.1%
42,691	Banco Santander Brasil SA, ADR	455,940
50,957	Cia Siderurgica Nacional SA, ADR	520,781
7,735	CPFL Energia SA, ADR	250,691
29,658	Gafisa SA, ADR	164,602
25,302	Ultrapar Participacoes SA, ADR	567,271
		1,959,285
	Canada - 22.8%
12,908	Atlantic Power Corp.	189,109
20,081	Canexus Corp.	163,103
8,895	Canfor Pulp Products, Inc.	125,981
13,676	Enerplus Corp.(a)	332,406
7,291	Freehold Royalties Ltd.(a)	151,971
18,441	Just Energy Group, Inc.(a)	239,464
22,297	NAL Energy Corp.(a)	172,952
13,412	PetroBakken Energy Ltd., Class A(a)	219,233
20,352	Superior Plus Corp.	159,725
7,001	Zargon Oil & Gas Ltd.	105,056
		1,859,000
	Total Common Stocks - 77.1%
	(Cost $6,087,864)	6,278,601
	Preferred Stocks - 22.1%
	Brazil - 22.1%
11,209	Braskem SA, ADR(a)	206,918
24,563	Cia Energetica de Minas Gerais, ADR	560,773
9,743	TAM SA, ADR(a)	229,058
26,559	Tele Norte Leste Participacoes SA, ADR	285,244
17,455	Telefonica Brasil SA, ADR	513,701
	(Cost $1,810,752)	1,795,694
	Total Long-Term Investments - 99.2%
	(Cost $7,898,616)	8,074,295

Number
of Shares	Description	Value
	Investments of Collateral for
	Securities Loaned - 16.4%
1,334,073	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(b) (c)	$ 1,334,073
	(Cost $1,334,073)
	Total Investments - 115.6%
	(Cost $9,232,689)	9,408,368
	Liabilities in excess of Other Assets - (15.6%)	(1,266,198)
	Net Assets - 100.0%	$ 8,142,170

ADR - American Depositary Receipt

SA - Corporation

(a) Security, or portion thereof, was on loan at February 29, 2012.

(b)
 At February 29, 2012, the total market value of the Fund’s securities on loan was $1,362,104 and the total market value of the collateral held by the Fund was $1,429,631, consisting of cash collateral of $1,334,073 and U.S. Government and Agency securities valued at $95,558.

(c) Interest rate shown reflects yield as of February 29, 2012.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

FAA Guggenheim Airline ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 100.0%
	Australia - 1.5%
119,757	Qantas Airways Ltd.(a)	$ 223,847
	Brazil - 1.5%
9,279	TAM SA, ADR	218,149
	Canada - 1.6%
16,233	Westjet Airlines Ltd.	232,218
	France - 1.5%
35,833	Air France-KLM(b)	212,682
	Germany - 4.4%
46,053	Deutsche Lufthansa AG	641,925
	Hong Kong - 1.5%
114,000	Cathay Pacific Airways Ltd.	226,363
	Ireland - 1.5%
6,430	Ryanair Holdings PLC, ADR(a)	215,534
	Japan - 4.4%
210,000	All Nippon Airways Co. Ltd.(b)	646,034
	Panama - 1.5%
3,083	Copa Holdings SA, Class A	220,650
	Singapore - 1.5%
25,000	Singapore Airlines Ltd.	220,939
	South Korea - 4.4%
13,761	Korean Air Lines Co. Ltd.(a)	649,472
	Spain - 1.5%
84,466	International Consolidated Airlines Group SA(a)	221,555
	Sweden - 1.4%
179,663	SAS AB(a) (b)	204,917
	United Kingdom - 1.4%
30,188	easyJet PLC	211,944
	United States - 70.4%
6,609	Alaska Air Group, Inc.(a)	453,179
9,266	Allegiant Travel Co.(a)	463,115
225,871	Delta Air Lines, Inc.(a)	2,215,795
84,137	Hawaiian Holdings, Inc.(a)	446,767
93,330	JetBlue Airways Corp.(a)	475,983
88,452	Republic Airways Holdings, Inc.(a)	469,680
38,297	SkyWest, Inc.	437,352
247,990	Southwest Airlines Co.	2,226,950
24,046	Spirit Airlines, Inc.(a)	469,618
105,466	United Continental Holdings, Inc.(a)	2,177,873
64,156	US Airways Group, Inc.(a)	475,396
		10,311,708
	Total Common Stocks - 100.0%
	(Cost $16,312,996)	14,657,937

Number
of Shares	Description	Value
	Investments of Collateral for
	Securities Loaned - 5.6%
818,069	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	$ 818,069
	(Cost $818,069)
	Total Investments - 105.6%
	(Cost $17,131,065)	15,476,006
	Liabilities in excess of Other Assets - (5.6%)	(823,125)
	Net Assets - 100.0%	$ 14,652,881

AB - Stock Company

ADR - American Depositary Receipt

AG - Stock Corporation

PLC - Public Limited Company

SA - Corporation

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at February 29, 2012.

(c)	At February 29, 2012, the total market value of the Fund’s securities on loan was $773,768 and the total market value of the collateral held by the Fund was $818,069.

(d) Interest rate shown reflects yield as of February 29, 2012.

See notes to financial statements.

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

YAO Guggenheim China All-Cap ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Basic Materials - 4.3%
364,000	Aluminum Corp. of China Ltd.(a)	$ 201,344
100,000	Angang Steel Co. Ltd.(a)	77,878
164,000	China BlueChemical Ltd.	128,989
156,000	China Forestry Holdings Co. Ltd.(b)	511
346,000	China Lumena New Materials Corp.	96,809
120,000	China Molybdenum Co. Ltd.(a) (c)	61,271
143,000	Citic Pacific Ltd.	269,196
99,000	Dongyue Group	101,735
150,000	Hunan Nonferrous Metal Corp. Ltd.(c)	45,644
128,000	Jiangxi Copper Co. Ltd.	352,360
54,500	Kingboard Chemical Holdings Ltd.	202,380
150,000	Lee & Man Paper Manufacturing Ltd.	79,683
160,000	Maanshan Iron & Steel(a)	54,463
140,000	Minmetals Resources Ltd.(c)	80,328
154,000	Nine Dragons Paper Holdings Ltd. (b)	139,193
59,500	Real Gold Mining Ltd.(a) (b)	51,938
164,000	Sinofert Holdings Ltd.	48,847
214,000	Sinopec Shanghai Petrochemical Co. Ltd.	81,674
122,000	Yingde Gases	135,596
80,500	Zhaojin Mining Industry Co. Ltd.	166,071
554,000	Zijin Mining Group Co. Ltd.(a)	265,725
		2,641,635
	Communications - 19.4%
130,500	Alibaba.com Ltd.(a) (c)	222,444
4,633	AsiaInfo-Linkage, Inc.(a) (c)	59,210
21,237	Baidu, Inc., ADR(c)	2,903,098
222,000	China Communications Services Corp. Ltd.	114,210
270,000	China Mobile Ltd.	2,884,266
1,278,000	China Telecom Corp. Ltd.	781,067
448,000	China Unicom Hong Kong Ltd.	808,695
75,545	Comba Telecom Systems Holdings Ltd.	56,788
13,208	Ctrip.com International Ltd., ADR(a) (c)	361,503
8,835	Focus Media Holding Ltd., ADR(c)	214,337
6,607	NetEase.com, Inc., ADR(c)	346,339
6,065	Sina Corp.(a) (c)	412,784
2,873	Sohu.com, Inc.(a) (c)	141,754
93,700	Tencent Holdings Ltd.	2,440,450
57,640	ZTE Corp.	172,421
		11,919,366

Number
of Shares	Description	Value
	Consumer, Cyclical - 6.6%
194,000	Air China Ltd.	$ 146,581
71,000	Anta Sports Products Ltd.(a)	78,912
240,000	Bosideng International Holdings Ltd.	74,887
252,000	Brilliance China Automotive Holdings Ltd.(a) (c)	293,405
73,000	Byd Co. Ltd.(a)	240,017
264,000	China Dongxiang Group Co.	50,378
146,000	China Eastern Airlines Corp. Ltd.(c)	56,286
49,000	China Lilang Ltd.	51,302
106,000	China Resources Enterprise Ltd.	397,037
160,000	China Southern Airlines Co. Ltd.(a) (c)	80,457
55,500	China ZhengTong Auto Services Holdings Ltd.(a) (c)	68,268
70,000	Digital China Holdings Ltd.	140,619
262,000	Dongfeng Motor Group Co. Ltd.	514,156
57,000	Golden Eagle Retail Group Ltd.(a)	140,815
36,000	Great Wall Motor Co. Ltd.	72,504
204,000	Guangzhou Automobile Group Co. Ltd.	240,675
73,000	Haier Electronics Group Co. Ltd.(c)	91,300
156,000	Hengdeli Holdings Ltd.(a)	67,383
2,751	Home Inns & Hotels Management, Inc., ADR(a) (c)	84,428
100,000	Intime Department Store Group Co. Ltd.	124,425
67,000	Li Ning Co. Ltd.	80,514
60,000	Minth Group Ltd.	74,191
109,500	Parkson Retail Group Ltd.	130,174
242,000	PCD Stores Group Ltd.	46,804
31,000	Ports Design Ltd.	49,324
70,600	Shanghai Pharmaceuticals Holding Co. Ltd.(c)	131,265
33,000	Shenzhou International Group Holdings Ltd.	59,399
103,999	Springland International Holdings Ltd.	71,606
37,000	Weichai Power Co. Ltd.	204,185
50,000	Wumart Stores, Inc.	101,345
50,000	Zhongsheng Group Holdings Ltd.	96,703
		4,059,345
	Consumer, Non-cyclical - 6.4%
61,000	Asian Citrus Holdings Ltd.	36,888
300,000	Chaoda Modern Agriculture Holdings Ltd. (b)	27,000
157,000	China Agri-Industries Holdings Ltd.	118,423
68,000	China Foods Ltd.	59,533
64,999	China Medical System Holdings Ltd.	49,698
129,000	China Mengniu Dairy Co. Ltd.	365,924
308,997	China Modern Dairy Holdings Ltd.(a) (c)	81,675
37,000	China Shineway Pharmaceutical Group Ltd.	69,366
125,000	China Yurun Food Group Ltd.(a)	189,860
442,000	CP Pokphand Co.	56,420
114,000	Jiangsu Expressway Co. Ltd.	119,796

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

YAO Guggenheim China All-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
35,200	Lianhua Supermarket Holdings Co. Ltd.	$ 49,743
7,640	Mindray Medical International Ltd., ADR(a)	233,860
11,586	New Oriental Education & Technology Group, ADR(c)	307,145
172,000	Shandong Weigao Group Medical Polymer Co. Ltd.	171,652
116,000	Shenguan Holdings Group Ltd.	69,250
777,500	Shenzhen International Holdings Ltd.	54,134
176,998	Sihuan Pharmaceutical Holdings Group Ltd.(a)	70,291
180,000	Sino Biopharmaceutical	49,899
76,400	Sinopharm Group Co. Ltd.	207,852
170,000	Tingyi Cayman Islands Holding Corp.	505,241
28,000	Tsingtao Brewery Co. Ltd.	151,269
88,000	Uni-President China Holdings Ltd.	57,300
623,000	Want Want China Holdings Ltd.	620,132
5,560	WuXi PharmaTech Cayman, Inc., ADR(c)	71,891
134,000	Zhejiang Expressway Co. Ltd.	101,765
		3,896,007
	Diversified - 0.6%
104,000	China Merchants Holdings International Co. Ltd.	360,045
	Energy - 18.2%
378,000	China Coal Energy Co. Ltd.	484,946
249,000	China Longyuan Power Group Corp.	215,427
142,000	China Oilfield Services Ltd.	249,736
1,544,000	China Petroleum & Chemical Corp.	1,769,816
313,000	China Shenhua Energy Co. Ltd.	1,446,813
1,379,000	CNOOC Ltd.	3,164,924
198,000	Kunlun Energy Co. Ltd.	333,927
1,946,000	PetroChina Co. Ltd.	2,945,710
376,000	United Energy Group Ltd.(c)	62,055
179,998	Winsway Coking Coal Holding Ltd.	51,059
180,000	Yanzhou Coal Mining Co. Ltd.	451,178
		11,175,591
	Financial - 33.7%
120,000	Agile Property Holdings Ltd.(a)	161,842
2,201,000	Agricultural Bank of China Ltd.	1,095,434
5,569,000	Bank of China Ltd.	2,427,018
603,000	Bank of Communications Co. Ltd.	498,373
1,156,000	China Citic Bank Corp. Ltd.	760,164
3,670,000	China Construction Bank Corp.	3,085,266
78,000	China Everbright Ltd.	147,840
686,000	China Life Insurance Co. Ltd.	2,140,516
359,500	China Merchants Bank Co. Ltd.	825,084
380,000	China Minsheng Banking Corp. Ltd.	369,922
352,000	China Overseas Land & Investment Ltd.	737,976
110,800	China Pacific Insurance Group Co. Ltd.	399,301
186,000	China Resources Land Ltd.	355,898

Number
of Shares	Description	Value
	Financial continued
79,800	China Taiping Insurance Holdings Co. Ltd.(c)	$ 186,440
230,998	Chongqing Rural Commercial Bank(c)	142,667
144,000	COSCO Pacific Ltd.	218,348
527,000	Country Garden Holdings Co.	238,505
444,000	Evergrande Real Estate Group Ltd.(a)	282,234
143,000	Far East Horizon Ltd.(c)	124,641
314,000	Franshion Properties China Ltd.	83,807
245,000	Glorious Property Holdings Ltd.(a)	50,859
93,600	Guangzhou R&F Properties Co. Ltd.(a)	123,582
4,322,000	Industrial & Commercial Bank of China	3,170,853
120,500	KWG Property Holding Ltd.(a)	73,334
115,000	Longfor Properties Co. Ltd.	166,961
238,000	PICC Property & Casualty Co. Ltd.	335,717
163,500	Ping An Insurance Group Co.	1,430,364
178,000	Poly Hong Kong Investments Ltd.	113,607
766,000	Renhe Commercial Holdings Co. Ltd.(a)	91,852
45,000	Shanghai Industrial Holdings Ltd.	163,332
127,500	Shimao Property Holdings Ltd.(a)	166,368
328,500	Sino-Ocean Land Holdings Ltd.(a)	191,025
171,500	Soho China Ltd.	125,158
62,000	Yanlord Land Group Ltd. (Singapore)(a)	68,615
476,000	Yuexiu Property Co. Ltd.	95,744
		20,648,647
	Industrial - 7.7%
63,982	AAC Technologies Holdings, Inc.	164,498
119,500	Anhui Conch Cement Co. Ltd.(a)	416,017
184,000	AviChina Industry & Technology Co. Ltd.(a)	94,661
108,000	BBMG Corp.	114,187
172,000	Beijing Capital International Airport Co. Ltd.	85,826
407,000	China Communications Construction Co. Ltd.	416,672
237,500	China COSCO Holdings Co. Ltd.(a)	155,257
169,000	China Everbright International Ltd.(a)	78,445
106,000	China High Speed Transmission Equipment Group Co. Ltd.	70,250
51,000	China Metal Recycling Holdings Ltd.(a)	62,536
264,000	China National Building Material Co. Ltd.	381,923
107,000	China National Materials Co. Ltd.	52,012
173,500	China Railway Construction Corp. Ltd.	136,461
352,000	China Railway Group Ltd.	142,966
298,500	China Rongsheng Heavy Industries Group Holdings Ltd.	108,151
179,000	China Shanshui Cement Group Ltd.	166,636
345,000	China Shipping Container Lines Co. Ltd.(c)	118,326
120,000	China Shipping Development Co. Ltd.	89,895
128,000	China State Construction International Holdings Ltd.	117,013
129,200	China Zhongwang Holdings Ltd.(a)	56,806
169,000	CSR Corp. Ltd.	132,704

See notes to financial statements.

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

YAO Guggenheim China All-Cap ETF continued

Number
of Shares	Description	Value
	Industrial - continued
31,200	Dongfang Electric Corp. Ltd.(a)	$ 84,480
132,000	Guangshen Railway Co. Ltd.	52,080
51,000	Haitian International Holdings Ltd.	53,659
62,000	Harbin Electric Co. Ltd.	71,787
70,500	International Mining Machinery Holdings Ltd. (b)	77,084
85,500	Kingboard Laminates Holdings Ltd.	50,711
177,000	Lonking Holdings Ltd.(a)	71,889
265,000	Metallurgical Corp. of China Ltd.	72,779
199,000	NVC Lighting Holdings Ltd.	87,752
79,000	Sany Heavy Equipment International Holdings Co. Ltd.	69,673
274,000	Shanghai Electric Group Co. Ltd.	148,028
448,000	Tianjin Port Development Holdings Ltd.	69,894
271,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	295,569
42,000	Zhuzhou CSR Times Electric Co. Ltd.	115,889
131,600	Zoomlion Heavy Industry Science and Technology Co. Ltd.(a)	204,297
		4,686,813
	Technology - 0.9%
486,000	Lenovo Group Ltd.	430,499
1,818,000	Semiconductor Manufacturing International Corp.(c)	96,107
86,000	Travelsky Technology Ltd.	46,794
		573,400
	Utilities - 2.0%
42,500	Beijing Enterprises Holdings Ltd.	270,156
230,998	China Datang Corp. Renewable Power Co. Ltd.(c)	43,485
60,000	China Resources Gas Group Ltd.	92,835
156,000	China Resources Power Holdings Co. Ltd.	306,943
304,000	Datang International Power Generation Co. Ltd.	110,536
228,000	Guangdong Investment Ltd.	149,928
328,000	Huaneng Power International, Inc.	210,189
267,997	Huaneng Renewables Corp. Ltd.(c)	65,654
		1,249,726
	Total Common Stocks - 99.8%
	(Cost $62,914,767)	61,210,575

Number
of Shares	Description	Value
	Investments of Collateral for
	Securities Loaned - 8.6%
5,273,265	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(d) (e)	$ 5,273,265
	(Cost $5,273,265)
	Total Investments - 108.4%
	(Cost $68,188,032)	66,483,840
	Liabilities in excess of Other Assets - (8.4%)	(5,158,195)
	Net Assets - 100.0%	$ 61,325,645

ADR - American Depositary Receipt

(a) Security, or portion thereof, was on loan at February 29, 2012.

(b)
 Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $295,726 which represents less than 0.5% of net assets.

(c) Non-income producing security.

(d)	At February 29, 2012, the total market value of the Fund’s securities on loan was $4,939,468 and the total market value of the collateral held by the Fund was $5,273,265.

(e) Interest rate shown reflects yield as of February 29, 2012.

    Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CQQQ Guggenheim China Technology ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 4.4%
312,000	Kingboard Chemical Holdings Ltd.	$ 1,158,580
	Communications - 57.7%
935,500	Alibaba.com Ltd.(a) (b)	1,594,609
37,230	AsiaInfo-Linkage, Inc.(a) (b)	475,799
18,502	Baidu, Inc., ADR(b)	2,529,223
446,000	BYD Electronic International Co. Ltd.(b)	181,719
988,000	China Wireless Technologies Ltd.	208,920
606,370	Comba Telecom Systems Holdings Ltd.	455,812
2,980,040	ePro Ltd.	438,032
63,450	Giant Interactive Group, Inc., ADR(a)	267,759
28,769	NetEase.com, Inc., ADR(b)	1,508,071
60,654	Renren, Inc., ADR(a) (b)	330,564
31,732	Sina Corp.(b)	2,159,680
18,963	Sohu.com, Inc.(a) (b)	935,635
427,000	TCL Communication Technology Holdings Ltd.	240,596
106,300	Tencent Holdings Ltd.	2,768,622
299,200	ZTE Corp.(a)	895,011
		14,990,052
	Consumer, Cyclical - 4.4%
565,000	Digital China Holdings Ltd.	1,134,998
	Energy - 5.3%
3,303,000	GCL-Poly Energy Holdings Ltd.(a)	1,137,101
42,398	LDK Solar Co. Ltd., ADR(a) (b)	246,332
		1,383,433
	Industrial - 11.0%
397,997	AAC Technologies Holdings, Inc.	1,023,255
1,436,000	China Aerospace International Holdings Ltd.	127,756
414,000	China High Precision Automation Group Ltd.(a) (e)	143,326
1,320,000	Hi Sun Technology China Ltd.(b)	297,846
689,500	Kingboard Laminates Holdings Ltd.	408,951
94,570	Suntech Power Holdings Co. Ltd., ADR(a) (b)	293,167
594,007	Tech Pro Technology Development Ltd.(b)	222,876
1,023,000	Truly International Holdings	193,897
336,000	Wasion Group Holdings Ltd.	145,998
		2,857,072
	Technology - 16.9%
7,764,000	Apollo Solar Energy Technology Holdings Ltd.(b)	280,300
540,008	Chinasoft International Ltd.(b)	163,624
1,302,000	Kingdee International Software Group Co. Ltd.(a)	350,862
525,000	Kingsoft Corp. Ltd.	253,169
2,242,000	Lenovo Group Ltd.	1,985,964

Number
of Shares	Description	Value
	Technology continued
14,601,000	Semiconductor Manufacturing International Corp.(b)	$ 771,872
664,000	TPV Technology Ltd.	203,762
689,500	Travelsky Technology Ltd.	375,168
		4,384,721
	Total Common Stocks - 99.7%
	(Cost $27,581,113)	25,908,856
	Investments of Collateral for
	Securities Loaned - 16.9%
4,390,281	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	4,390,281
	(Cost $4,390,281)
	Total Investments - 116.6%
	(Cost $31,971,394)	30,299,137
	Liabilities in excess of Other Assets - (16.6%)	(4,317,168)
	Net Assets - 100.0%	$ 25,981,969

ADR - American Depositary Receipt

(a) Security, or portion thereof, was on loan at February 29, 2012. (b) Non-income producing security.

(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $4,090,887 and the total market value of the collateral held by the Fund was $4,390,281.

(d) Interest rate shown reflects yield as of February 29, 2012.

(e)
 Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $143,326, which represents 0.6% of net assets.

     Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

TAN Guggenheim Solar ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.3%
	Common Stocks - 99.3%
	British Virgin Islands - 2.2%
738,401	Renesola Ltd., ADR(a) (b)	$ 1,905,075
	Canada - 1.6%
375,964	Canadian Solar, Inc.(a) (b)	1,372,269
	Cayman Islands - 39.6%
148,183	China Sunergy Co. Ltd., ADR(a) (b)	357,121
248,308	Daqo New Energy Corp., ADR(b)	730,026
34,376,000	GCL-Poly Energy Holdings Ltd.(a)	11,834,382
605,083	Hanwha SolarOne Co. Ltd., ADR(b)	949,980
1,276,151	JA Solar Holdings Co. Ltd., ADR(a) (b)	2,373,641
164,885	JinkoSolar Holding Co. Ltd., ADR(a) (b)	1,200,363
637,933	LDK Solar Co. Ltd., ADR(a) (b)	3,706,391
13,089,000	Solargiga Energy Holdings Ltd.	1,687,662
1,050,364	Suntech Power Holdings Co. Ltd., ADR(a) (b)	3,256,128
533,085	Trina Solar Ltd., ADR(a) (b)	4,104,754
6,489,000	Trony Solar Holdings Co. Ltd.	1,045,844
802,144	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	3,000,019
		34,246,311
	Germany - 14.7%
116,006	Centrotherm Photovoltaics AG	2,219,091
2,214,270	Conergy AG(a) (b)	1,451,394
34,506	Manz AG(a) (b)	1,260,593
127,161	Phoenix Solar AG(a)	449,753
1,429,052	Q-Cells SE(b)	583,051
68,705	SMA Solar Technology AG(a)	3,529,215
732,885	Solarworld AG(a)	3,248,979
		12,742,076
	Norway - 3.6%
4,214,210	Renewable Energy Corp. ASA(a) (b)	3,133,123
	Spain - 0.7%
525,692	Solaria Energia y Medio Ambiente SA	597,735
	Switzerland - 6.4%
311,545	Meyer Burger Technology AG(a) (b)	5,533,352
	United States - 30.5%
123,106	Amtech Systems, Inc.(b)	1,078,408
248,393	First Solar, Inc.(a) (b)	8,023,094
767,139	GT Advanced Technologies, Inc.(b)	6,566,710
871,358	MEMC Electronic Materials, Inc.(b)	3,424,437
525,465	Power-One, Inc.(b)	2,280,518
1,262,196	Satcon Technology Corp.(b)	631,098
206,813	STR Holdings, Inc.(b)	1,468,372
394,290	Sunpower Corp.(b)	2,969,004
		26,441,641

Number
of Shares	Description	Value
	Total Common Stocks - 99.3%
	(Cost $169,822,070)	$ 85,971,582
	Investments of Collateral for
	Securities Loaned - 46.6%
40,349,455	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	40,349,455
	(Cost $40,349,455)
	Total Investments - 145.9%
	(Cost $210,171,525)	126,321,037
	Liabilities in excess of Other Assets - (45.9%)	(39,751,187)
	Net Assets - 100.0%	$ 86,569,850

ADR - American Depositary Receipt

AG - Stock Corporation

ASA - Stock Company

SA - Corporation

SE - Stock Corporation

(a) Security, or portion thereof, was on loan at February 29, 2012.

(b) Non-income producing security.

(c)
At February 29, 2012, the total market value of the Fund's securities on loan was $39,381,443 and the total market value of the collateral held by the Fund was $41,749,858, consisting of cash collateral of $40,349,455 and U.S. Government and Agency securities valued at $1,400,403.

(d) Interest rate shown reflects yield as of February 29, 2012.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CGW Guggenheim S&P Global Water Index ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 99.5%
	Austria - 2.4%
41,284	Andritz AG	$ 4,109,888
23,131	BWT AG	464,135
		4,574,023
	Bermuda - 1.4%
7,267,797	Beijing Enterprises Water Group Ltd.(a)	1,949,150
2,374,000	China Water Affairs Group Ltd.	710,146
		2,659,296
	Brazil - 4.9%
125,836	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	9,452,800
	China - 1.4%
2,116,000	China Everbright International Ltd.	982,194
2,628,000	Guangdong Investment Ltd.	1,728,122
		2,710,316
	Finland - 1.5%
144,089	Kemira OYJ	2,070,111
61,658	Uponor OYJ(b)	722,112
		2,792,223
	France - 6.2%
318,016	Suez Environnement Co.	4,675,254
590,770	Veolia Environnement SA	7,258,656
		11,933,910
	Italy - 1.3%
51,730	ACEA SpA	365,026
489,601	Hera SpA	738,116
159,471	Interpump Group SpA	1,374,875
		2,478,017
	Japan - 4.3%
394,000	Ebara Corp.	1,431,134
239,400	Kurita Water Industries Ltd.	6,178,732
50,000	Nihon Nohyaku Co. Ltd.	215,592
73,000	Organo Corp.	500,556
		8,326,014
	Netherlands - 0.8%
114,291	Wavin NV(a) (b)	1,594,612
	Singapore - 1.2%
1,328,000	Hyflux Ltd.(b)	1,560,223
1,522,000	Sound Global Ltd.	756,758
		2,316,981
	Spain - 0.8%
63,025	Fomento de Construcciones y Contratas SA(b)	1,603,548

Number
of Shares	Description	Value
	Sweden - 4.2%
394,173	ALFA Laval AB	$ 8,146,374
	Switzerland - 10.4%
93,563	Geberit AG(a)	20,169,767
	United Kingdom - 20.7%
413,599	Halma PLC	2,595,904
798,035	Pennon Group PLC	9,159,584
533,418	Severn Trent PLC	13,420,704
1,522,182	United Utilities Group PLC	14,869,285
		40,045,477
	United States - 38.0%
86,771	Aegion Corp.(a)	1,528,037
40,760	American States Water Co.	1,502,414
383,210	American Water Works Co., Inc.	13,136,439
301,464	Aqua America, Inc.	6,695,515
16,938	Badger Meter, Inc.	544,895
63,555	Calgon Carbon Corp.(a)	960,316
90,623	California Water Service Group	1,740,868
209,378	Danaher Corp.	11,061,440
41,586	Franklin Electric Co., Inc.	2,079,716
233,366	Heckmann Corp.(a) (b)	1,190,167
93,680	IDEX Corp.	3,915,824
45,867	Itron, Inc.(a)	2,037,412
42,164	Layne Christensen Co.(a)	1,019,947
347,479	Mueller Water Products, Inc., Class A	1,032,013
112,626	Pentair, Inc.	4,336,101
28,357	SJW Corp.	677,449
133,213	Tetra Tech, Inc.(a)	3,271,711
26,176	Valmont Industries, Inc.	2,907,368
66,777	Watts Water Technologies, Inc., Class A	2,640,362
424,714	Xylem, Inc.	11,034,070
		73,312,064
	Total Common Stocks - 99.5%
	(Cost $183,543,927)	192,115,422

See notes to financial statements.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CGW Guggenheim S&P Global Water Index ETF continued

Number
of Shares	Description	Value
	Investments of Collateral for
	Securities Loaned - 2.9%
5,697,268	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	$ 5,697,268
	(Cost $5,697,268)
	Total Investments - 102.4%
	(Cost $189,241,195)	197,812,690
	Liabilities in excess of Other Assets - (2.4%)	(4,687,639)
	Net Assets - 100.0%	$193,125,051

AB - Stock Company

ADR - American Depositary Receipt

AG - Stock Corporation

NV - Publicly Traded Company

OYJ - Public Traded Company

PLC - Public Limited Company

SA - Corporation

SpA - Limited Share Company

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at February 29, 2012.

(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $5,416,817 and the total market value of the collateral held by the Fund was $5,697,268.

(d) Interest rate shown reflects yield as of February 29, 2012.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)		February 29, 2012
	Guggenheim
	ABC High Dividend	Guggenheim
	ETF	Airline ETF
	(ABCS)	(FAA)
Assets
Investments in securities, at value (including securities on loan)	$ 9,408,368	$ 15,476,006
Foreign currency, at value	2,558	–
Cash	20,000	24,211
Receivables:
Investments sold	–	2,624,915
Securities lending income	549	996
Dividends	48,686	6,137
Tax reclaims	–	661
Due from Adviser	–	43,383
Other assets	–	174
Total assets	9,480,161	18,176,483
Liabilities
Payables for Fund shares redeemed	–	–
Investments purchased payable	29	2,629,081
Administration fee payable	–	–
Collateral for securities on loan	1,334,073	818,069
Accrued advisory fees	3,889	–
Accrued expenses	–	76,452
Total liabilities	1,337,991	3,523,602
Net Assets	$ 8,142,170	$ 14,652,881
Composition of Net Assets
Paid-in capital	$ 8,437,737	$ 20,546,221
Accumulated undistributed net investment income (loss)	65,914	(209,574)
Accumulated net realized gain (loss) on investments and currency transactions	(537,342)	(4,025,453)
Net unrealized appreciation (depreciation) on investments and currency translation	175,861	(1,658,313)
Net Assets	$ 8,142,170	$ 14,652,881
Shares outstanding ($0.01 par value with unlimited amount authorized)	350,000	500,000
Net Asset Value Per Share	$ 23.26	$ 29.31
Investments in securities, at cost	$ 9,232,689	$ 17,131,065
Foreign currency, at cost	$ 2,558	$ –
Securities on loan, at value	$ 1,362,104	$ 773,768
* Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.

See notes to financial statements.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

February 29, 2012

Guggenheim	Guggenheim		Guggenheim S&P
China All-Cap	China Technology	Guggenheim	Global Water
ETF	ETF	Solar ETF	Index ETF
(YAO)	(CQQQ)	(TAN)	(CGW)

$ 66,483,840	$ 30,299,137	$ 126,321,037	$ 197,812,690
–	–	–	–
134,098	954,641	107,836	312,140

–	1,778,937	–	–
14,095	37,676	649,951	12,342
–	15,728	–	586,976
–	–	58,371	367,941
–	–	–	–
–	–	497	517
66,632,033	33,086,119	127,137,692	199,092,606

–	1,242,973	–	–
–	1,456,665	–	–
–	–	2,040	4,190
5,273,265	4,390,281	40,349,455	5,697,268
33,123	14,231	22,521	68,622
–	–	193,826	197,475
5,306,388	7,104,150	40,567,842	5,967,555
$ 61,325,645	$ 25,981,969	$ 86,569,850	$ 193,125,051

$ 68,473,416	$ 33,685,109	$ 402,321,869	$ 270,328,728
(161,098)	25,976	954,546	514,632
(5,282,481)	(6,056,778)	(232,856,467)	(86,327,297)
(1,704,192)	(1,672,338)	(83,850,098)	8,608,988
$ 61,325,645	$ 25,981,969	$ 86,569,850	$ 193,125,051
2,400,000	1,050,000	2,968,000*	9,320,000
$ 25.55	$ 24.74	$ 29.17	$ 20.72
$ 68,188,032	$ 31,971,394	$ 210,171,525	$ 189,241,195
$ –	$ –	$ –	$ –
$ 4,939,468	$ 4,090,887	$ 39,381,443	$ 5,416,817

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

STATEMENT OF OPERATIONS For the six months ended February 29, 2012 (Unaudited)	February 29, 2012

	Guggenheim
	ABC High Dividend	Guggenheim
	ETF	Airline ETF
	(ABCS)	(FAA)
Investment Income
Dividend income	$ 199,929	$ 24,491
Less return of capital distributions received	(957)	–
Foreign taxes withheld	(13,157)	(418)
Net dividend income	185,815	24,073
Net securities lending income	4,840	6,462
Total investment income	190,655	30,535
Expenses
Advisory fee <Note 3>	21,092	41,482
Administration fee	–	2,281
Custodian fee	–	32,824
Licensing	–	4,978
Listing fee and expenses	–	2,500
Printing expenses	–	7,342
Professional fees	–	12,185
Registration & filings	–	–
Trustees’ fees and expenses	–	1,756
Miscellaneous	–	7,888
Total expenses	21,092	113,236
Advisory fees waived	–	(41,482)
Other expenses waived or reimbursed	–	(13,680)
Net expenses	21,092	58,074
Net Investment Income (Loss)	169,563	(27,539)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(585,823)	(2,614,620)
In-kind transactions	109,922	89,587
Foreign currency transactions	(12,968)	(2,748)
Net realized gain (loss)	(488,869)	(2,527,781)
Net change in unrealized appreciation (depreciation) on
Investments	641,900	2,840,606
Foreign currency translation	(810)	(2,602)
Net unrealized appreciation (depreciation)	641,090	2,838,004
Net realized and unrealized gain (loss)	152,221	310,223
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 321,784	$ 282,684

See notes to financial statements.

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

February 29, 2012

	Guggenheim		Guggenheim S&P
Guggenheim	China Technology	Guggenheim	Global Water
China All-Cap ETF	ETF	Solar ETF	Index ETF
(YAO)	(CQQQ)	(TAN)	(CGW)

$ 386,452	$ 263,558	$ 52,037	$ 1,731,063
–	–	–	–
(25,634)	–	(2,076)	(16,521)
360,818	263,558	49,961	1,714,542
66,943	135,270	2,655,593	69,730
427,761	398,828	2,705,554	1,784,272

207,257	88,008	193,340	478,748
–	–	10,634	26,303
–	–	64,156	66,530
–	–	45,570	101,136
–	–	2,500	2,500
–	–	47,929	38,937
–	–	29,380	19,412
–	–	356	–
–	–	3,240	5,292
–	–	10,037	10,893
207,257	88,008	407,142	749,751
–	–	(136,467)	(79,503)
–	–	–	–
207,257	88,008	270,675	670,248
220,504	310,820	2,434,879	1,114,024

(2,533,151)	(4,009,113)	(41,280,106)	1,789,246
(1,324,074)	373,341	1,186	4,398,223
4,282	(5)	(19,088)	(55,076)
(3,852,943)	(3,635,777)	(41,298,008)	6,132,393

4,247,349	2,450,040	(12,084,306)	1,883,481
12	(87)	(5,654)	(102,891)
4,247,361	2,449,953	(12,089,960)	1,780,590
394,418	(1,185,824)	(53,387,968)	7,912,983
$ 614,922	$ (875,004)	$ (50,953,089)	$ 9,027,007

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

STATEMENTS OF CHANGES IN NET ASSETS	February 29, 2012

	Guggenheim ABC
	High Dividend ETF		Guggenheim Airline ETF
	(ABCS)		(FAA)
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the Year
	February 29,	Period Ended	February 29,	Ended
	2012	August 31,	2012	August 31,
	(unaudited)	20111	(unaudited)	2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$169,563	$78,429	$(27,539)	$74,178
Net realized gain (loss)	(488,869)	(49,751)	(2,527,781)	6,182,055
Net change in unrealized appreciation (depreciation)	641,090	(465,229)	2,838,004	(5,428,491)
Net increase (decrease) in net assets resulting from operations	321,784	(436,551)	282,684	827,742
Distributions to Shareholders
From and in excess of net investment income	(180,800)	–	(167,750)	(26,600)
Return of capital	–	–	–	–
Total distributions	(180,800)	–	(167,750)	(26,600)
Capital Share Transactions
Proceeds from sale of shares	4,181,673	7,247,644	1,339,236	2,085,376
Cost of shares redeemed	(2,991,580)	–	(5,327,533)	(27,104,392)
Net increase (decrease) from capital share transactions	1,190,093	7,247,644	(3,988,297)	(25,019,016)
Total increase (decrease) in net assets	1,331,077	6,811,093	(3,873,363)	(24,217,874)
Net Assets
Beginning of period	6,811,093	–	18,526,244	42,744,118
End of period	$8,142,170	$6,811,093	$14,652,881	$18,526,244
Accumulated undistributed net investment income (loss) at end of period	$65,914	$77,151	$(209,574)	$(14,285)
Changes in Shares Outstanding
Shares sold	200,000	300,000	50,000	50,000
Shares redeemed	(150,000)	–	(200,000)	(700,000)
Shares outstanding, beginning of period	300,000	–	650,000	1,300,000
Shares outstanding, end of period	350,000	300,000	500,000	650,000

1	Commencement of investment operations - June 8, 2011
*	Restated to reflect 1 for 10 reverse stock split that occurred on February 15, 2012.
**	Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.

See notes to financial statements.

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

February 29, 2012

Guggenheim China		Guggenheim China				Guggenheim S&P
All-Cap ETF		Technology ETF		Guggenheim Solar ETF		Global Water Index ETF
(YAO)		(CQQQ)		(TAN)		(CGW)

For the		For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
February 29, 2012	Period Ended	February 29, 2012	Period Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
(unaudited)	August 31, 2011	(unaudited)	August 31, 2011	(unaudited)	August 31, 2011	(unaudited)	August 31, 2011

$220,504	$1,303,810	$310,820	$414,146	$2,434,879	$4,061,253	$1,114,024	$4,192,474
(3,852,943)	256,589	(3,635,777)	(144,932)	(41,298,008)	(35,756,241)	6,132,393	(3,308,801)
4,247,361	(2,733,167)	2,449,953	(2,056,561)	(12,089,960)	(17,335,413)	1,780,590	34,578,834
614,922	(1,172,768)	(875,004)	(1,787,347)	(50,953,089)	(49,030,401)	9,027,007	35,462,507

(1,450,000)	(874,200)	(593,250)	(179,550)	(4,861,440)	(575,360)	(3,994,920)	(4,420,200)
–	–	–	–	–	–	–	–
(1,450,000)	(874,200)	(593,250)	(179,550)	(4,861,440)	(575,360)	(3,994,920)	(4,420,200)

–	30,466,522	3,386,358	24,571,116	30,825,966	114,552,232	–	31,653,620
(10,446,108)	(17,214,834)	(7,741,186)	(10,290,309)	(4,915,002)	(96,161,205)	(26,097,305)	(40,794,890)
(10,446,108)	13,251,688	(4,354,828)	14,280,807	25,910,964	18,391,027	(26,097,305)	(9,141,270)
(11,281,186)	11,204,720	(5,823,082)	12,313,910	(29,903,565)	(31,214,734)	(21,065,218)	21,901,037

72,606,831	61,402,111	31,805,051	19,491,141	116,473,415	147,688,149	214,190,269	192,289,232
$61,325,645	$72,606,831	$25,981,969	$31,805,051	$86,569,850	$116,473,415	$193,125,051	$214,190,269
$(161,098)	$1,068,398	$25,976	$308,406	$954,546	$3,381,107	$514,632	$3,395,528

–	1,100,000	150,000	850,000	976,000 **	1,384,000 *	–	1,520,000
(500,000)	(700,000)	(350,000)	(400,000)	(128,000)**	(1,280,000)*	(1,360,000)	(2,080,000)
2,900,000	2,500,000	1,250,000	800,000	2,120,000 *	2,016,000 *	10,680,000	11,240,000
2,400,000	2,900,000	1,050,000	1,250,000	2,968,000 **	2,120,000 *	9,320,000	10,680,000

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

FINANCIAL HIGHLIGHTS	February 29, 2012

ABCS Guggenheim ABC High Dividend ETF
	For the		For the Period
	Six Months Ended		June 8, 2011*
Per share operating performance	February 29, 2012		through
for a share outstanding throughout the period	(unaudited)		August 31, 2011
Net asset value, beginning of period	$22.70		$25.01
Income from investment operations
Net investment income (a)	0.53		0.38
Net realized and unrealized gain (loss)	0.60		(2.69)
Total from investment operations	1.13		(2.31)
Distributions to shareholders
From net investment income	(0.57)		–
Net asset value, end of period	$23.26		$22.70
Market value, end of period	$23.39		$22.72
Total return (b)
Net asset value	5.64%		-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$8,142		$6,811
Ratio of net expenses to average net assets	0.65	%(c)	0.65	%(c)
Ratio of net investment income (loss) to average net assets	5.23	%(c)	7.21	%(c)
Portfolio turnover rate (d)	33%		19%

*	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

FAA	Guggenheim Airline ETF

	For the				For the Period
	Six Months Ended		For the	For the Year	January 26, 2009**
Per share operating performance	February 29, 2012		Year Ended	Ended	through
for a share outstanding throughout the period	(unaudited)		August 31, 2011	August 31, 2010	August 31, 2009
Net asset value, beginning of period	$28.50		$32.88	$23.69	$24.04	(e)
Income from investment operations
Net investment income (loss) (a)	(0.05)		0.08	(0.16)	(0.05)
Net realized and unrealized gain (loss)	1.17		(4.43)	9.35	(0.30	)(e)
Total from investment operations	1.12		(4.35)	9.19	(0.35)
Distributions to shareholders
From and in excess of net investment income	(0.31)		(0.03)	–	–
Net asset value, end of period	$29.31		$28.50	$32.88	$23.69
Market value, end of period	$29.34		$28.53	$32.74	$24.10
Total return* (b)
Net asset value	4.03%		-13.26%	38.79%	-1.46	%(e)
Ratios and supplemental data
Net assets, end of period (thousands)	$14,653		$18,526	$42,744	$4,738
Ratio of net expenses to average net assets*	0.70	%(c)	0.70%	0.75%	0.95	%(c)
Ratio of net investment income (loss) to average net assets*	-0.33	%(c)	0.23%	-0.50%	-0.40	%(c)
Portfolio turnover rate (d)	28%		38%	65%	58%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	1.37	%(c)	0.99%	1.13%	5.67	%(c)
Ratio of net investment income (loss) to average net assets	-1.00	%(c)	-0.06%	-0.88%	-5.12	%(c)

**	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.
(e)
Subsequent to August 31, 2009, it was identified that the net asset value, for January 26, 2009 was listed incorrectly as $23.82, causing the total return at net asset value and the net realized and unrealized loss to be listed incorrectly. The above figures represent the corrected presentation. This issue had no impact on the ending net asset value.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

FINANCIAL HIGHLIGHTS continued	February 29, 2012

YAO	Guggenheim China All-Cap ETF

	For the			For the Period
	Six Months Ended		For the	October 19, 2009*
Per share operating performance	February 29, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited)		August 31, 2011	August 31, 2010
Net asset value, beginning of period	$25.04		$24.56	$24.82
Income from investment operations
Net investment income (a)	0.08		0.41	0.22
Net realized and unrealized gain (loss)	1.01		0.35	(0.48)
Total from investment operations	1.09		0.76	(0.26)
Distributions to shareholders
From and in excess of net investment income	(0.58)		(0.28)	–
Net asset value, end of period	$25.55		$25.04	$24.56
Market value, end of period	$25.35		$25.07	$24.55
Total return (b)
Net asset value	4.79%		3.01%	-1.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$61,326		$72,607	$61,402
Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70	%(c)
Ratio of net investment income to average net assets	0.75	%(c)	1.50%	1.02	%(c)
Portfolio turnover rate (d)	8%		16%	11%

*	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

CQQQ Guggenheim China Technology ETF

	For the			For the Period
	Six Months Ended		For the	December 8, 2009*
Per share operating performance	February 29, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited)		August 31, 2011	August 31, 2010
Net asset value, beginning of period	$25.44		$24.36	$25.06
Income from investment operations
Net investment income (a)	0.28		0.31	0.08
Net realized and unrealized gain (loss)	(0.41)		0.90	(0.78)
Total from investment operations	(0.13)		1.21	(0.70)
Distributions to shareholders
From and in excess of net investment income	(0.57)		(0.13)	–
Net asset value, end of period	$24.74		$25.44	$24.36
Market value, end of period	$24.49		$25.57	$24.40
Total return (b)
Net asset value	-0.08%		4.94%	-2.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,982		$31,805	$19,491
Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70	%(c)
Ratio of net investment income to average net assets	2.47	%(c)	1.09%	0.43	%(c)
Portfolio turnover rate (d)	23%		28%	11%

*	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

FINANCIAL HIGHLIGHTS continued	February 29, 2012
TAN Guggenheim Solar ETF

	For the						For the Period
	Six Months Ended		For the	For the	For the		April 15, 2008**
Per share operating performance	February 29, 2012		Year Ended	Year Ended	Year Ended		through
for a share outstanding throughout the period (a)	(unaudited)		August 31, 2011	August 31, 2010	August 31, 2009		August 31, 2008
Net asset value, beginning of period	$54.90		$73.30	$86.00	$262.10		$251.30
Income from investment operations
Net investment income (loss) (b)	1.02		1.80	(0.10)	(0.50)		0.20
Net realized and unrealized gain (loss)	(24.64)		(19.90)	(12.60)	(175.50)		10.60
Total from investment operations	(23.62)		(18.10)	(12.70)	(176.00)		10.80
Distributions to shareholders
From and in excess net investment income	(2.11)		(0.30)	–	(0.10)		–
Return of capital	–		–	–	(0.00	)(c)	–
Total distributions	(2.11)		(0.30)	–	(0.10)		–
Net asset value, end of period	$29.17		$54.90	$73.30	$86.00		$262.10
Market value, end of period	$28.91		$54.60	$72.90	$85.20		$262.80
Total return* (d)
Net asset value	-42.37%		-24.81%	-14.77%	-67.14%		4.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$86,570		$116,473	$147,688	$166,565		$186,583
Ratio of net expenses to average net assets*	0.70	%(e)	0.70%	0.66%	0.70%		0.79	%(e)
Ratio of net investment income (loss) to average net assets*	6.30	%(e)	2.40%	-0.09%	-0.54%		0.16	%(e)
Portfolio turnover rate (f)	24%		38%	17%	86%		9%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	1.05	%(e)	0.88%	0.88%	0.95%		0.93	%(e)
Ratio of net investment income (loss) to average net assets	5.95	%(e)	2.22%	-0.31%	-0.79%		0.02	%(e)

**	Commencement of investment operations.
(a)	Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.01.
(d)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

CGW	Guggenheim S&P Global Water Index ETF

							For the
	For the						Period
	Six Months						May 14,
	Ended						2007**
	February 29,		For the	For the	For the	For the	through
Per share operating performance	2012		Year Ended	Year Ended	Year Ended	Year Ended	August 31,
for a share outstanding throughout the period	(unaudited)		August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008	2007
Net asset value, beginning of period	$20.06		$17.11	$16.88	$23.22	$24.86	$24.78
Income from investment operations
Net investment income (a)	0.11		0.38	0.36	0.35	0.90	0.10
Net realized and unrealized gain (loss)	0.96		2.99	0.07	(5.45)	(2.43)	(0.02)
Total from investment operations	1.07		3.37	0.43	(5.10)	(1.53)	0.08
Distributions to shareholders
From and in excess of net investment income	(0.41)		(0.42)	(0.20)	(1.24)	(0.11)	–
Net asset value, end of period	$20.72		$20.06	$17.11	$16.88	$23.22	$24.86
Market value, end of period	$20.58		$19.99	$16.99	$16.93	$23.43	$25.13
Total return * (b)
Net asset value	5.55%		19.60%	2.46%	-20.93%	-6.20%	0.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$193,125		$214,190	$192,289	$178,938	$348,351	$253,545
Ratio of net expenses to average net assets*	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.72	%(c)
Ratio of net investment income (loss) to average net assets*	1.16	%(c)	1.85%	2.02%	2.29%	3.73%	1.41	%(c)
Portfolio turnover rate (d)	22%		8%	17%	56%	38%	1%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.78	%(c)	0.78%	0.77%	0.88%	0.73%	0.83	%(c)
Ratio of net investment income (loss) to average net assets	1.08	%(c)	1.77%	1.95%	2.11%	3.70%	1.30	%(c)

**	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 29, 2012

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Delaware business trust on June 8, 2006.

The following six portfolios have a semiannual reporting period ended on February 29, 2012:

Guggenheim ABC High Dividend ETF
Guggenheim Airline ETF
Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim ABC High Dividend ETF	The BNY Mellon ABC Index
Guggenheim Airline ETF	NYSE Arca Global Airline Index
Guggenheim China All-Cap ETF	AlphaShares China All-Cap Index
Guggenheim China Technology ETF	AlphaShares China Technology Index
Guggenheim Solar ETF	MAC Global Solar Energy Index
Guggenheim S&P Global Water Index ETF	S&P Global Water Index

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above. The fair value estimate for the Fund’s Level 3 securities were determined in good faith by the Pricing Committee pursuant to the valuation procedures established in good faith by management and approved by the Board of Trustees.

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy at February 29, 2012:

Guggenheim China All-Cap ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$2,450	$191	$1	$2,642
Communications	11,919	–	–	11,919
Consumer, Cyclical	4,059	–	–	4,059
Consumer, Non-cyclical	3,869	27	–	3,896
Diversified	360	–	–	360
Energy	11,176	–	–	11,176
Financial	20,649	–	–	20,649
Industrial	4,610	77	–	4,687
Technology	573	–	–	573
Utilities	1,250	–	–	1,250
Investments of Collateral
for Securities
on Loaned	5,273	–	–	5,273
Total	$66,188	$295	$1	$66,484

The transfers in and out of the valuation levels for the Fund at the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$ 79

The transfers from Level 1 to Level 2 was the result of securities being halted on the principal exchange on February 29, 2012. The Fund values Level 2 equity securities using various observable market inputs.

The fair value estimate for China Forestry Holdings, Inc. was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, public information obtained from the issuer and the primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 29, 2012.

Level 3 Holdings	Securities
Beginning Balance at 8/31/11	$ –†
Net Realized Gain/Loss	–
Change in Unrealized Gain/Loss	1
Purchases	–
Sales	–
Transfers In	–
Transfers Out	–
Ending Balance at 2/29/12	$ 1
†	Market value is less than minimum figure required to be disclosed.

Guggenheim China Technology ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$1,159	$–	$–	$1,159
Communications	14,990	–	–	14,990
Consumer, Cyclical	1,135	–	–	1,135
Energy	1,383	–	–	1,383
Industrial	2,714	143	–	2,857
Technology	4,385	–	–	4,385
Investments of Collateral
for Securities
on Loaned	4,390	–	–	4,390
Total	$30,156	$143	$–	$30,299

The transfers in and out of the valuation levels for the Guggenheim China Technology ETF at the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$ 143

The transfer from Level 1 to Level 2 was the result of a security being halted on the principal exchange pending the release of price sensitive news. The Fund values Level 2 equity securities using various observable market inputs.

All securities held by Guggenheim ABC High Dividend ETF, Guggenheim Airline ETF, Guggenheim Solar ETF and Guggenheim S&P Global Water Index ETF were valued using quoted prices in active markets (Level 1). There were no transfers between levels for these Funds for the period ended February 29, 2012.

(b) Investment Transactions and Investment Income Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

(c) Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/ (depreciation) on foreign currency translations.

(d) Distributions The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions, except for Guggenheim ABC High Dividend ETF which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Security Lending Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f ) Recent Accounting Pronouncements On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Guggenheim Funds Investment Advisors, LLC (the “Adviser”) is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Note 3 – Investment Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and the Adviser, the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the below table pays the Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Airline ETF	0.50%
Guggenheim Solar ETF	0.50%
Guggenheim S&P Global Water Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim ABC High Dividend ETF	0.65%
Guggenheim China All-Cap ETF	0.70%
Guggenheim China Technology ETF	0.70%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

Under a separate Fund Administration Agreement, the Adviser provides Fund Administration services to the Funds. The Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

Due to their unitary fee structure, Guggenheim ABC High Dividend ETF, Guggenheim China All-Cap ETF and Guggenheim China Technology ETF do not charge a separate Fund Administration fee.

For the period ended February 29, 2012, the following Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund Administration	Fund Administration
	Expense	Expense Waived
Guggenheim Airline ETF	$ 2,281	$2,281
Guggenheim Solar ETF	10,634	–
Guggenheim S&P Global Water Index ETF	26,303	–

The Bank of New York Mellon Corporation (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of the portfolio securities to creditworthy borrowers.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Guggenheim ABC High Dividend ETF, Guggenheim China All-Cap ETF and Guggenheim China Technology ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2014:

Fund	Rate
Guggenheim Airline ETF	0.65%
Guggenheim Solar ETF	0.65%
Guggenheim S&P Global Water Index ETF	0.65%

Amounts owed to each Fund from the Adviser are shown in the Statement of Assets and Liabilities.

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the six months ended February 29, 2012, the Adviser waived fees and assumed the following fees and expenses:

		Potentially Recoverable Expenses Expiring
	Advisory
	Fees
	Waived	2012		2013		Total
Guggenheim
Airline ETF	$41,482	$81,982		$245,315	*	$327,297
Guggenheim
Solar ETF	136,467	725,380	*	–		725,380
Guggenheim S&P
Global Water
Index ETF**	79,503	–		–		–

*	Per the Expense Reimbursement Agreement discussed above, this year represents the last year the Fund will be eligible to recover fees and expenses.
**	For Guggenheim S&P Global Water Index ETF, the year ended August 31, 2011 was the last year the Fund was eligible to recover fees and expenses.

Certain officers of the Trust may also be officers, directors and/or employees of the Adviser. The Trust does not compensate its officers who are officers, directors and/or employees of the Adviser.

Licensing Fee Agreements: The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim ABC High Dividend ETF	The Bank of New York Mellon Corporation
Guggenheim Airline ETF	Archipelago Holdings, Inc.
Guggenheim China All-Cap ETF	AlphaShares, LLC
Guggenheim China Technology ETF	AlphaShares, LLC
Guggenheim Solar ETF	MAC Indexing LLC
Guggenheim S&P Global Water Index ETF	Standard & Poor’s, a division of
The McGraw-Hill Companies, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 – Federal Income Taxes:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

At February 29, 2012, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

					Net Tax
					Unrealized
				Net Tax	Appreciation
	Cost of	Gross Tax	Gross Tax	Unrealized	(Depreciation)
	Investments for	Unrealized	Unrealized	Appreciation	on Foreign
	Tax Purposes	Appreciation	Depreciation	(Depreciation)	Currency
Guggenheim ABC High Dividend ETF	$9,232,962	$520,702	$(345,296)	$175,406	$182
Guggenheim Airline ETF	17,193,805	487,833	(2,205,632)	(1,717,799)	(3,254)
Guggenheim China All-Cap ETF	68,210,954	6,517,593	(8,244,707)	(1,727,114)	–
Guggenheim China Technology ETF	32,063,591	2,547,876	(4,312,330)	(1,764,454)	(82)
Guggenheim Solar ETF	214,825,054	347,542	(88,851,559)	(88,504,017)	390
Guggenheim S&P Global Water Index ETF	191,848,651	28,134,744	(22,170,705)	5,964,039	37,493

Tax components of the following balances as of August 31, 2011 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Undistributed
		Long-Term
	Undistributed	Gains/
	Ordinary Income/	(Accumulated
	(Accumulated	Capital &
	Ordinary Loss)	Other Loss)
Guggenheim ABC High Dividend ETF	$77,151	$(48,200)
Guggenheim Airline ETF	(14,285)	(1,434,932)
Guggenheim China All-Cap ETF	1,069,344	(1,407,562)
Guggenheim China Technology ETF	345,300	(2,365,698)
Guggenheim Solar ETF	3,381,107	(186,904,930)
Guggenheim S&P Global Water Index ETF	3,395,528	(89,852,234)

Distributions to Shareholders: The tax character of distributions paid during the year ended August 31, 2011 (the most recent fiscal year end for federal income tax purposes) was as follows:

Distributions paid from Ordinary Income
Guggenheim ABC High Dividend ETF	$–
Guggenheim Airline ETF	26,600
Guggenheim China All-Cap ETF	874,200
Guggenheim China Technology ETF	179,550
Guggenheim Solar ETF	575,360
Guggenheim S&P Global Water Index ETF	4,420,200

At August 31, 2011 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010 capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, may expire unused.

	Capital Loss	Capital Loss	Capital Loss
	expiring in	expiring in	expiring in
	2017	2018	2019	Total
Guggenheim
ABC High
Dividend ETF	$–	$–	$–	$–
Guggenheim
Airline ETF	–	131,051	875,887	1,006,938
Guggenheim China
All-Cap ETF	–	29,627	853,049	882,676
Guggenheim China
Technology ETF	–	–	205,520	205,520
Guggenheim
Solar ETF	6,030,482	118,970,762	21,774,342	146,775,586
Guggenheim S&P
Global Water
Index ETF	32,128,972	39,507,902	16,653,160	88,290,034

Capital and foreign currency losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended August 31, 2011 (the most recent fiscal year end for federal tax purposes), the following Funds incurred and will elect to defer net capital losses, currency losses and passive foreign investment company (PFIC) losses as follows:

		Post-October
	Post-October	Foreign
	Capital	Currency and
	Losses	PFIC Losses
Guggenheim ABC High Dividend ETF	$ 48,200	$ 1,278
Guggenheim Airline ETF	427,994	179,218
Guggenheim China All-Cap ETF	524,886	3,458
Guggenheim China Technology ETF	2,160,178	–
Guggenheim Solar ETF	40,129,344	64,999
Guggenheim S&P Global Water Index ETF	1,562,200	5,960

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:

For the period ended February 29, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim ABC High Dividend ETF	$ 2,209,573	$ 2,218,622
Guggenheim Airline ETF	4,677,321	4,977,069
Guggenheim China All-Cap ETF	4,609,402	5,839,429
Guggenheim China Technology ETF	5,789,020	6,064,315
Guggenheim Solar ETF	19,261,437	21,800,787
Guggenheim S&P Global Water Index ETF	43,189,628	45,811,649

For the period ended February 29, 2012, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim ABC High Dividend ETF	$ 4,170,803	$ 2,996,654
Guggenheim Airline ETF	1,319,207	5,240,450
Guggenheim China All-Cap ETF	–	10,435,240
Guggenheim China Technology ETF	3,314,624	7,699,490
Guggenheim Solar ETF	30,775,863	4,905,987
Guggenheim S&P Global Water Index ETF	–	25,995,077

Note 6 – Capital:

Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 100,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $6,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

The Guggenheim Solar ETF completed a 1 for 10 reverse stock split prior to the opening of trading on the NYSE Arca on February 15, 2012. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split did not impact the net assets of Guggenheim Solar ETF. The Guggenheim Solar ETF had 29,680,000 issued and outstanding prior to the reverse stock split and 2,968,000 shares issued and outstanding after the reverse stock split. As of February 29, 2012, the Guggenheim Solar ETF had 2,968,000 shares issued and outstanding.

Note 7 – Distribution and Service Plan:

The Board of Trustees of the Trust (“Board of Trustees”) has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Event:

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Fund’s financial statements, except as noted below.

Subsequent to February 29, 2012, the Board of Trustees declared the following dividends payable on March 30, 2012, to shareholders of record on March 28, 2012. The dividend rate per share was as follows:

Fund	Rate
Guggenheim ABC High Dividend ETF	$0.182

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

SUPPLEMENTAL INFORMATION (Unaudited)	February 29, 2012

Federal Income Tax Information

In January 2013, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2012.

Trustees

The Trustees of the Trust and their principal business occupations during the past five years:

Number of
Name, Address*,	Term of		Funds in
Year of Birth	Office**		the Fund
and Position(s)	and Length		Complex***	Other Directorships Held
Held with	of Time	Principal Occupation during the Past Five Years	Overseen	by Trustee during the
Registrant	Served	and Other Affiliations	by Trustee	Past Five Years
Independent Trustees:
Randall C. Barnes	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President & Treasurer,	54	None
Year of Birth: 1951		PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993)
Trustee		and Senior Vice President, Strategic Planning and New Business
Development of PepsiCo, Inc. (1987-1997).
Roman Friedrich III	Since 2010	Founder and President of Roman Friedrich & Company, Ltd., a mining and	49	Director, Axiom Gold and
Year of Birth: 1946		metals investment bank (1998-present). Formerly, Senior Managing Director		Silver Corp. (2011-present),
Trustee		of MLV & Co., LLC, an investment bank and institutional broker-dealer		Windstorm Resources, Inc.
		specializing in capital intensive industries such as energy, metals and		(2011-present), Zincore
		mining (2010-2011).		Metals, Inc. (2009-present).
Previously, Director of Stratagold
Corp. (2003-2009); Gateway Gold
Corp. (2004-2008) and GFM
Resources Ltd. (2005-2010).
Robert B. Karn III	Since 2010	Consultant (1998-present). Previously, Managing Partner, Financial and	49	Director of Peabody Energy
Year of Birth: 1942		Economic Consulting, St. Louis office of Arthur Andersen, LLP.		Company (2003-present), GP
Trustee				Natural Resource Partners LLC
(2002-present).
Ronald A. Nyberg	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law,	56	None
Year of Birth: 1953		estate planning and business transactions (2000-present). Formerly, Executive
Trustee		Vice President, General Counsel and Corporate Secretary of Van Kampen
Investments (1982-1999).
Ronald E. Toupin, Jr.	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and	53	Trustee, Bennett Group of
Year of Birth: 1958		Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President		Funds (2011-present).
Trustee		of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager
of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and
Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John
Nuveen & Co., Inc. (1982-1999).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532
**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.
***
As of period end. The Guggenheim Funds Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Funds Distributors, LLC. The Guggenheim Funds Fund Complex is overseen by multiple Boards of Trustees.

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 29, 2012

Principal Executive Officers

The Officers of the Fund and their principal occupations during the past five years:

Name, Address*,
Year of Birth and	Term of Office** and	Principal Occupations During the Past Five Years and
Position(s) held with Registrant	Length of Time Served	Other Affiliations
Officers:
Kevin M. Robinson		Senior Managing Director, General Counsel and Corporate Secretary of Guggenheim Funds Investment Advisors, LLC,
Year of Birth: 1959		Guggenheim Funds Distributors, LLC, and Guggenheim Funds Services LLC (2007-present). Chief Legal Officer and
Chief Executive Officer	Since 2010	Chief Executive Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant
Chief Legal Officer	Since 2008	Corporate Secretary of NYSE Euronext, Inc. (2000-2007).
John Sullivan	Since 2010	Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors,
Year of Birth: 1955		LLC (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain other funds in the
Chief Financial Officer,		Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010).
Chief Accounting Officer
and Treasurer
Bruce Saxon	Since 2006	Vice President, Fund Compliance Officer of Guggenheim Funds Services LLC (2006-present). Chief Compliance Officer
Year of Birth: 1957		of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer/Assistant Secretary of Harris
Chief Compliance Officer		Investment Management, Inc. (2003-2006).
Mark E. Mathiasen	Since 2011	Director; Associate General Counsel of Guggenheim Funds Services, LLC (2012-present). Formerly, Vice President;
Year of Birth: 1978		Assistant General Counsel of Guggenheim Funds Services, LLC (2007-2012). Secretary of certain other funds in the
Secretary		Fund Complex.
Stevens T. Kelly	Since 2012	Assistant General Counsel of Guggenheim Funds Services, LLC (2011 to present). Assistant Secretary of certain other
Year of Birth: 1982		funds in the Fund Complex. Previously, associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin
Assistant Secretary		Law School (2005-2008).
William H. Belden, III	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product
Year of Birth: 1965		Management at Northern Trust Global Investments (1999-2005).
Vice President
David A. Botset	Since 2010	Senior Vice President, Guggenheim Funds Distributors, LLC (2008-present). Formerly, Vice President, Guggenheim
Year of Birth: 1974		Funds Distributors, LLC (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen
Vice President		Investments (2004-2007); Assistant Vice President Internal Sales and Service, Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

This Page Intentionally Left Blank.

TRUST INFORMATION	February 29, 2012

Board of Trustees	Officers	Investment Adviser	Accounting Agent, Custodian
Randall C. Barnes	Kevin M. Robinson	Guggenheim Funds	and Transfer Agent
	Chief Executive Officer	Investment Advisors, LLC	The Bank of
Roman Friedrich III	and Chief Legal Officer	Lisle, IL	New York Mellon Corp.
New York, NY
Robert B. Karn III	John Sullivan	Distributor
	Chief Financial Officer,	Guggenheim Funds	Legal Counsel
Ronald A. Nyberg	Chief Accounting Officer	Distributors, LLC	Dechert LLP
	and Treasurer	Lisle, IL	New York, NY
Ronald E. Toupin, Jr.
	Bruce Saxon	Administrator	Independent
	Chief Compliance Officer	Guggenheim Funds	Registered Public
		Investment Advisors, LLC	Accounting Firm
	Mark E. Mathiasen	Lisle, IL	Ernst & Young LLP
	Secretary		Chicago, IL

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President

David A. Botset
Vice President

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, visiting Guggenheim Fund’s website at www.guggenheimfunds.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Fund’s website at www.guggenheimfunds.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $125 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management

The portfolio manager who is currently responsible for the day-to-day management of each Fund’s portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Funds Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust 2 Overview

The Claymore Exchange-Traded Fund Trust 2 (the “Trust”) is an investment company complex consisting of 15 separate exchange-traded “index funds” as of February 29, 2012. The investment objective of each of the funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800)345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800)345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC

2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(04/12)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-002-SAR-0212

Item 2.  Code of Ethics.

 Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation, that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.
(a)(3)	Not Applicable.
(b)	Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust 2

By:                /s/ Kevin M. Robinson

Name:           Kevin M. Robinson

Title:             Chief Executive Officer and Chief Legal Officer

Date:  May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                /s/ Kevin M. Robinson

Name:           Kevin M. Robinson

Title:             Chief Executive Officer and Chief Legal Officer

Date:  May 7, 2012

By:               /s/ John Sullivan

Name:           John Sullivan

Title:             Chief Financial Officer, Chief Accounting and Treasurer

Date:  May 7, 2012